DEBTS PAYABLE AND SENIOR SECURED NOTES - Narratives (Details)								1 Months Ended	12 Months Ended
	Mar. 26, 2024 USD ($)	Feb. 07, 2024 USD ($) item shares	Oct. 31, 2023 USD ($)	Jul. 07, 2023 USD ($)	May 11, 2023 USD ($) shares	Mar. 24, 2023 USD ($)	Nov. 12, 2021 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2024	Jul. 11, 2024 USD ($)	Nov. 01, 2023	Dec. 31, 2022 USD ($)
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount		$ 50,000,000
Proceeds from notes payable									$ 40,000,000	$ 10,665,000
Interest rate (in percent)		13.00%	6.00%										10.00%
Loss on the extinguishment of debt									79,172,000	0
Amortization of debt premium									$ 53,000	$ 3,018,000
Addition warrants | shares									23,046,000
Warrants, exercise price | $ / shares										$ 9.07
Warrants issued									$ 47,023,000	$ 1,786,000				$ 1,786,000
Capital raise commitment									20,000,000
Debt payable									410,474,000
Related party debt
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest expense									$ 9,000	83,000
LivFree Wellness, LLC
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal payment			$ 3,000,000
Remaining principal amount			17,000,000
Accrued payment-in-kind interest			$ 5,530,000
Five year federal home loan bank
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest only payments period				18 months
GSD
DEBTS PAYABLE AND SENIOR SECURED NOTES
Contingent consideration cash					$ 10,000,000
Deferred cash in satisfaction of contingent consideration					10,925,000
Equity Shares incurred in satisfaction of contingent consideration					$ 4,647,000
Deferred cash net of payments made										10,094,000
Deferred cash payments made										831,000
Equity shares issued | shares					3,797
Market price of equity					$ 0.79
Sira Naturals, Inc.
DEBTS PAYABLE AND SENIOR SECURED NOTES
Deferral term					2 years
Anti-Dilutive Warrants
DEBTS PAYABLE AND SENIOR SECURED NOTES
Addition warrants | shares									23,046,000
Warrants, exercise price | $ / shares									$ 2.12
Senior Secured Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Gross cash proceeds									$ 40,000,000
Loss on the extinguishment of debt									79,172,000
Debt extinguished									243,894,000
Debt principal amount									293,250,000
Debt instrument, Fair value									$ 268,764,000
Backstop and New shares
DEBTS PAYABLE AND SENIOR SECURED NOTES
Number of shares agreed to be issued in exchange of notes | shares		29,040
Backstop Noteholders | Backstop and New shares
DEBTS PAYABLE AND SENIOR SECURED NOTES
Number of shares agreed to be issued in exchange of notes | shares		5,948
13% Senior Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)		13.00%									13.00%
Number of financial covenants | item		2
Amount of unrestricted cash balance		$ 20,000,000
13% Senior Notes | Senior Secured Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)									13.00%
Senior secured notes discount									$ 24,486,000
New Money Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Gross cash proceeds		$ 40,000,000
Original issue discount (in percent)		20.00%
Number of majority Noteholders by whom the offering can be backstopped | item		1
Senior notes with Interest Rate 12.5%, Due 2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)		12.50%
Senior notes with Interest Rate 12.5%, Due 2024 | Senior Secured Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)									12.50%
Amortization of debt premium									$ 2,615,000
Senior Secured Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Financing cost		$ 65,314,000
Warrants issued		$ 47,049,000
Indebtedness amount										116,063,000
Senior Secured Notes | Revenue Volatility
DEBTS PAYABLE AND SENIOR SECURED NOTES
Risk free rate (in percent)		1.043
Senior Secured Notes | Risk-free Rate
DEBTS PAYABLE AND SENIOR SECURED NOTES
Risk free rate (in percent)		0.044
Senior Secured Notes | Backstop and New shares
DEBTS PAYABLE AND SENIOR SECURED NOTES
Share lock in period		6 months
Share lock in percentage (in percent)		50.00%
Discount rate (in percent)		28.60%
Fair value issuance		$ 94,302,000
Loan agreement with a community bank
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)						8.00%
Financing cost						$ 100,000
Debt issued						10,000,000
Related party notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount								$ 69,000,000
Debt issued				$ 25,219,000
Related party notes | Tahoe Hydro
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount						$ 1,580,000
Interest rate (in percent)						8.00%
Notes term						4 years
Related party notes | GSD
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount					$ 14,000,000
Interest rate (in percent)					13.50%
Contingent consideration satisfied, total					$ 38,860,000
Liabilities incurred in satisfaction of contingent consideration					$ 14,000,000
Amortization interest rate					1.00%
Related party notes | Sira Naturals, Inc.
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)					6.00%
Amortization interest rate					10.00%
Debt payable					$ 27,500,000
Contingent consideration- vendor take back promissory notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount								$ 60,500,000
Debt under subordinate agreement										$ 77,110,000
12.5% Secured promissory note
DEBTS PAYABLE AND SENIOR SECURED NOTES
Interest rate (in percent)							12.50%
Secured promissory notes interest rate 9.8%
DEBTS PAYABLE AND SENIOR SECURED NOTES
Extension term			2 years
Secured promissory notes interest rate 9.8% | Minimum
DEBTS PAYABLE AND SENIOR SECURED NOTES
Extension term								2 years
Loan agreement due May 2024
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount	$ 48,400,000			$ 40,000,000
Notes term				10 years
Debt effective interest rate				8.27%
Amount of increase in the existing mortgage loan	$ 8,400,000
Loan agreement due May 2024 | Five year federal home loan bank
DEBTS PAYABLE AND SENIOR SECURED NOTES
Spread on variable rate				4.00%
Non-related party note | NV green inc
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount												$ 1,820,000
Interest rate (in percent)												8.00%
Senior secured notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount							$ 133,250,000
Proceeds from notes payable							$ 147,000,000
Interest rate (in percent)							9.80%
Senior secured notes | December 2020 Notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount							$ 110,000,000